Related Party Transactions (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2010	Mar. 31, 2013 trust	Mar. 31, 2012	Dec. 31, 2012 trust	Dec. 31, 2011	Dec. 31, 2010
Equity:
Income taxes paid		$ 0	$ 2,000,000	$ 1,700,000	$ 58,500,000	$ 10,100,000
AIG
Related party transactions
Repayment of amount due on loan to related party	85,000,000
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years		2		2
Compensation and other expenses recorded in additional paid in capital				2,600,000	(8,000,000)	2,800,000
Adjustment for forfeited pension benefits					8,000,000
Expense (income):
Allocation of corporate costs from related party		6,627,000	8,677,000	22,941,000	(1,246,000)	30,512,000
Asset (liability):
Current income taxes and other tax liabilities		(291,853,000)		(299,333,000)	(279,441,000)
Accrued corporate costs payable		(21,802,000)		(20,969,000)	(21,672,000)
Equity:
Aircraft transfer to AIG, net of tax				25,379,000
Aircraft contribution from AIG, net of tax				(16,690,000)
Compensation and other expenses paid by AIG		647,000		2,636,000	(8,000,000)	2,825,000
Corporate aircraft transferred to AIG, tax				11,866,000
Taxes on aircraft contribution from AIG				9,211,000
Income taxes paid		0		1,700,000	58,500,000
AIG | Retained earnings
Related party transactions
Number of corporate aircraft				2
Combined net book value of aircraft transfer				37,300,000
AIG | Capital contribution received
Related party transactions
Number of corporate aircraft				1
Coporate aircraft from AIG in Lease receivables and other assets				16,700,000
AIG | Insurance premiums
Expense (income):
Purchases from related party		2,000,000	2,400,000	9,900,000	7,900,000	7,300,000
AIG | Loan
Expense (income):
Interest						157,926,000
AIGFP and AIG Markets, Inc. | Derivative contracts
Expense (income):
Income from related party					8,414,000	45,725,000
AIG Markets, Inc.
Expense (income):
Interest on time deposit account		(826,000)	(594,000)	(3,634,000)
Asset (liability):
Time deposit account		1,104,422,000		1,103,591,000
Derivative liabilities		(16,718,000)		(20,933,000)	(31,756,000)
Equity:
Period to maturity of time deposit account		30 days		30 days
AIG Markets, Inc. | Derivative contracts
Expense (income):
Interest		3,496,000	5,081,000	17,712,000	50,043,000	91,988,000
Income from related party		298,000	305,000	1,212,000
AIGFP | Hedged leases
Expense (income):
Income from related party						224,000
Subsidiaries of AIG | Management services agreements
Expense (income):
Expense from related party		31,000	40,000	156,000	94,000	425,000
Related parties | Management services agreements
Expense (income):
Income from related party		$ (2,094,000)	$ (2,205,000)	$ (8,871,000)	$ (9,323,000)	$ (9,429,000)